Segment Information Adjusted OIBDA by Segment and Reconciliation to Consolidated Net Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net income	$ 8.4	$ 50.0		$ 37.2	$ 36.4	$ 19.9		$ 18.8	$ 38.7	$ 37.2	$ 18.7	$ 143.5		$ 113.4		$ 107.1
Provision for income taxes	5.9					14.9						96.6		89.0		87.8
Equity in earnings of investee companies, net of tax	(0.6)					(0.3)						(2.5)		(2.2)		(1.7)
Income before provision for income taxes and equity in earnings of investee companies												237.6		200.2		193.2
Interest Expense	12.5					0.1
Other income (expense), net	0.5					0.1						1.2		1.0		(0.8)
Operating income	26.7	76.7		64.6	62.8	34.7		46.0	63.7	61.3	30.2	238.8		201.2		192.4
Restructuring charges								0.1	1.9	0.5	0	0		2.5		3.0
Net gain (loss) on dispositions	(0.9)	(17.5)	[1]	(0.1)	0.1	(9.8)	[2]	0.4	0.3	0.7	0.8	(27.3)		2.2		2.0
Depreciation and amortization	48.0					48.9						195.8		196.8		211.9
Depreciation	26.1	26.2		26.4	25.9	26.0		25.9	26.7	26.8	26.5	104.5		105.9		109.0
Amortization	21.9	23.1		22.6	22.7	22.9		23.0	23.0	22.8	22.1	91.3		90.9		102.9
Stock-based compensation	1.8	1.7		2.6	1.6	1.6		1.4	1.5	1.5	1.3	7.5	[3]	5.7	[3]	5.0	[3]
Adjusted OIBDA	75.6	110.2		116.1	113.1	75.4		96.8	117.1	113.6	80.9	414.8		408.4		414.3
Capital expenditures	8.2					6.0						58.2		53.6		45.6
United States
Segment Reporting Information [Line Items]
Operating income	40.0	81.7		72.0	65.2	48.2		57.5	64.5	59.3	35.1	267.1		216.4		192.2
Net gain (loss) on dispositions	(0.8)					(9.9)
Depreciation and amortization	41.1					41.8						166.8		165.6		168.2
Adjusted OIBDA	80.3	106.2		113.7	106.4	80.1		98.7	108.1	101.9	76.7	406.4		385.4		364.7
Capital expenditures	7.0					5.3						49.4		47.5		38.8
International
Segment Reporting Information [Line Items]
Operating income	(5.7)	1.8		0.6	4.1	(6.6)		(7.9)	2.7	5.1	(1.9)	(0.1)		(2.0)		12.8
Net gain (loss) on dispositions	(0.1)					0.1
Depreciation and amortization	6.9					7.1						29.0		31.2		43.7
Adjusted OIBDA	1.1	9.1		7.8	11.6	0.6		0.3	11.0	13.3	5.9	29.1		30.5		57.2
Capital expenditures	1.2					0.7						8.8		6.1		6.8
Corporate
Segment Reporting Information [Line Items]
Operating income	(7.6)	(6.8)		(8.0)	(6.5)	(6.9)		(3.6)	(3.5)	(3.1)	(3.0)	(28.2)		(13.2)		(12.6)
Adjusted OIBDA	$ (5.8)	$ (5.1)		$ (5.4)	$ (4.9)	$ (5.3)		$ (2.2)	$ (2.0)	$ (1.6)	$ (1.7)	$ (20.7)		$ (7.5)		$ (7.6)

[1]	During the fourth quarter of 2013, the Company sold 50% of its transit shelter operations in Los Angeles, and the Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture they own together. This transaction resulted in a gain of $17.5 million.
[2]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.
[3]	Stock-based compensation is classified as a Corporate expense.